Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Basic earnings per share (in euros per share)	€ 2.30	€ 2.58	€ 3.00
Diluted earnings per share (in euros per share)	€ 2.29	€ 2.56	€ 2.99
Average number of shares - used for basic earnings per share (in shares)	2,492.6	2,515.9	2,548.2
Treasury shares held by employee share trusts and companies (in shares)	(28.3)	(71.1)	(81.0)
Dilutive effect of share-based compensation plans (in shares)	14.5	16.5	11.6
Diluted average number of shares - used for diluted and underlying earnings per share (in shares)	2,507.1	2,532.4	2,559.8
Net profit	€ 6,369	€ 7,140	€ 8,269
Non-controlling interests	(625)	(653)	(627)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share	€ 5,744	€ 6,487	€ 7,642
Unilever PLC
Earnings per share [line items]
Average number of shares - used for basic earnings per share (in shares)	2,520.9	2,587.0	2,629.2